Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
Schedule of changes in the carrying amount of goodwill by segment

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
	Services	Services	Services	Services	Total
	$	$	$	$	$
Balance as of January 1, 2011	2,840,273	4,350,789	445,282,401	666,257	453,139,720
Goodwill recognized upon acquisition	523,257	1,316,215	12,616,623	—	14,456,095
Disposal of subsidiaries	—	—	—	(666,257)	(666,257)
Exchange rate translation	145,796	—	75,302	—	221,098
Gross goodwill	3,509,326	5,667,004	457,974,326	—	467,150,656
Accumulated impairment	—	—	(417,822,304)	—	(417,822,304)
Balance as of December 31, 2011	3,509,326	5,667,004	40,152,022	—	49,328,352
Exchange rate translation	8,422	—	63,965	—	72,387
Balance as of December 31, 2012	3,517,748	5,667,004	40,215,987	—	49,400,739